Provision for decommissioning costs (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Provision for Decommissioning Costs
20.	Provision for decommissioning costs

Non-current liabilities	2017	2016
Opening balance	10,252	9,150
Adjustment to provision	4,166	(564)
Transfers related to liabilities held for sale	(117)	(35)
Payments made	(709)	(730)
Interest accrued	757	660
Others	24	(41)
Cumulative translation adjustment	(230)	1,812

Closing balance	14,143	10,252